Restatement of prior period information - Impact on Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks	£ 78,110	£ 91,388	[1]	£ 76,420	[1]
Financial assets at fair value through profit or loss	203,318	180,769	[1]	206,971	[1]
Derivative financial instruments	22,356	24,753	[1]	22,051	[1]
Financial assets at amortised cost	514,635	520,322	[1]	517,156	[1]
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	28,137	[1]
Contracts held with reinsurers	442	372
Investment in joint ventures and associates	401	385
Goodwill and other intangible assets	8,306	7,615	[1]	6,713	[1]
Current tax recoverable	1,183	612	[1]	363	[1]
Deferred tax assets	5,185	6,422	[1]	3,773	[1]
Retirement benefit assets	3,624	3,823	[1]	4,531	[1]
Other assets	17,144	14,536	[1]	15,142	[1]
Total assets	881,453	873,394	[1]	881,257	[1]
Liabilities
Deposits from banks	6,153	7,266	[1]	7,647	[1]
Customer deposits	471,396	475,331	[1]	476,344	[1]
Repurchase agreements at amortised cost	37,703	48,596	[1]	31,125	[1]
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	23,123	[1]
Derivative financial instruments	20,149	24,042	[1]	18,060	[1]
Notes in circulation	1,392	1,280	[1]	1,321	[1]
Debt securities in issue at amortised cost	75,592	73,819	[1]	71,552	[1]
Liabilities arising from insurance and participating investment contracts	120,123	110,278	[1]	125,179	[1]
Participating investment contracts	44,978	39,476	[1]	40,890	[1]
Other liabilities	19,026	18,764	[1]	19,367	[1]
Retirement benefit obligations	136	126	[1]	230	[1]
Current tax liabilities	39	8	[1]	6	[1]
Deferred tax liabilities	157	209	[1]	8	[1]
Provisions		1,803
Subordinated liabilities	10,253	10,730	[1]	13,108	[1]
Total liabilities	834,088	829,483	[1]	830,040	[1]
Equity
Share capital	6,358	6,729	[1]	7,102	[1]
Share premium account	18,568	18,504	[1]	18,479	[1]	£ 17,863
Other reserves	8,508	6,587	[1]	11,177	[1]
Retained profits	6,790	6,550	[1]	8,318	[1]
Ordinary shareholders’ equity	40,224	38,370	[1]	45,076	[1]
Other equity instruments	6,940	5,297	[1]	5,906	[1]
Total equity excluding non-controlling interests	47,164	43,667	[1]	50,982	[1]
Non-controlling interests	201	244	[1]	235	[1]
Total equity	47,365	43,911	[1]	51,217	[1]	£ 49,413
Total equity and liabilities	£ 881,453	873,394	[1]	881,257	[1]
As previously reported £m
Assets
Cash and balances at central banks		91,388
Items in the course of collection from banks		242
Financial assets at fair value through profit or loss		180,609
Derivative financial instruments		24,753
Financial assets at amortised cost		520,322
Financial assets at fair value through other comprehensive income		23,154
Contracts held with reinsurers		616
Investment in joint ventures and associates		385
Goodwill		2,655
Value of in-force business		5,419
Other intangible assets		4,786
Current tax recoverable		612
Deferred tax assets		5,228
Retirement benefit assets		3,823
Other assets		13,837
Total assets		877,829
Liabilities
Deposits from banks		7,266
Customer deposits		475,331
Repurchase agreements at amortised cost		48,596
Items in course of transmission to banks		372
Financial liabilities at fair value through profit or loss		17,755
Derivative financial instruments		24,042
Notes in circulation		1,280
Debt securities in issue at amortised cost		73,819
Liabilities arising from insurance and participating investment contracts		106,893
Participating investment contracts		42,975
Other liabilities		19,090
Retirement benefit obligations		126
Current tax liabilities		8
Deferred tax liabilities		216
Provisions		1,809
Subordinated liabilities		10,730
Total liabilities		830,308
Equity
Share capital		6,729
Share premium account		18,504
Other reserves		6,602
Retained profits		10,145
Ordinary shareholders’ equity		41,980
Other equity instruments		5,297
Total equity excluding non-controlling interests		47,277
Non-controlling interests		244
Total equity		47,521
Total equity and liabilities		877,829
Impact of IFRS 17 £m
Equity
Total equity		(3,610)		£ (1,935)
IFRS 17 2022 movements £m
Assets
Cash and balances at central banks		0
Items in the course of collection from banks		0
Financial assets at fair value through profit or loss		(40)
Derivative financial instruments		0
Financial assets at amortised cost		0
Financial assets at fair value through other comprehensive income		0
Contracts held with reinsurers		143
Investment in joint ventures and associates		0
Goodwill		0
Value of in-force business		72
Other intangible assets		0
Goodwill and other intangible assets		0
Current tax recoverable		0
Deferred tax assets		539
Retirement benefit assets		0
Other assets		119
Total assets		833
Liabilities
Deposits from banks		0
Customer deposits		0
Repurchase agreements at amortised cost		0
Items in course of transmission to banks		0
Financial liabilities at fair value through profit or loss		0
Derivative financial instruments		0
Notes in circulation		0
Debt securities in issue at amortised cost		0
Liabilities arising from insurance and participating investment contracts		1,629
Participating investment contracts		651
Other liabilities		198
Retirement benefit obligations		0
Current tax liabilities		0
Deferred tax liabilities		24
Provisions		6
Subordinated liabilities		0
Total liabilities		2,508
Equity
Share capital		0
Share premium account		0
Other reserves		(3)
Retained profits		(1,672)
Ordinary shareholders’ equity		(1,675)
Other equity instruments		0
Total equity excluding non-controlling interests		(1,675)
Non-controlling interests		0
Total equity		(1,675)
Total equity and liabilities		833
Other changes (see note 1) £m
Assets
Cash and balances at central banks		0
Items in the course of collection from banks		(242)
Financial assets at fair value through profit or loss		0
Derivative financial instruments		0
Financial assets at amortised cost		0
Financial assets at fair value through other comprehensive income		0
Contracts held with reinsurers		0
Investment in joint ventures and associates		(385)
Goodwill		(2,655)
Value of in-force business		(174)
Other intangible assets		(4,786)
Goodwill and other intangible assets		7,615
Current tax recoverable		0
Deferred tax assets		0
Retirement benefit assets		0
Other assets		627
Total assets		0
Liabilities
Deposits from banks		0
Customer deposits		0
Repurchase agreements at amortised cost		0
Items in course of transmission to banks		(372)
Financial liabilities at fair value through profit or loss		0
Derivative financial instruments		0
Notes in circulation		0
Debt securities in issue at amortised cost		0
Liabilities arising from insurance and participating investment contracts		0
Participating investment contracts		0
Other liabilities		372
Retirement benefit obligations		0
Current tax liabilities		0
Deferred tax liabilities		0
Provisions		0
Subordinated liabilities		0
Total liabilities		0
Equity
Share capital		0
Share premium account		0
Other reserves		0
Retained profits		0
Ordinary shareholders’ equity		0
Other equity instruments		0
Total equity excluding non-controlling interests		0
Non-controlling interests		0
Total equity		0
Total equity and liabilities		0
IFRS 17 adjustments as at 1 Jan 2022 (see below) £m
Assets
Cash and balances at central banks		0
Items in the course of collection from banks		0
Financial assets at fair value through profit or loss		200
Derivative financial instruments		0
Financial assets at amortised cost		0
Financial assets at fair value through other comprehensive income		0
Contracts held with reinsurers		(759)
Investment in joint ventures and associates		0
Goodwill		0
Value of in-force business		(5,317)
Other intangible assets		0
Goodwill and other intangible assets		0
Current tax recoverable		0
Deferred tax assets		655
Retirement benefit assets		0
Other assets		(47)
Total assets		(5,268)
Liabilities
Deposits from banks		0
Customer deposits		0
Repurchase agreements at amortised cost		0
Items in course of transmission to banks		0
Financial liabilities at fair value through profit or loss		0
Derivative financial instruments		0
Notes in circulation		0
Debt securities in issue at amortised cost		0
Liabilities arising from insurance and participating investment contracts		1,756
Participating investment contracts		(4,150)
Other liabilities		(896)
Retirement benefit obligations		0
Current tax liabilities		0
Deferred tax liabilities		(31)
Provisions		(12)
Subordinated liabilities		0
Total liabilities		(3,333)
Equity
Share capital		0
Share premium account		0
Other reserves		(12)
Retained profits		(1,923)
Ordinary shareholders’ equity		(1,935)
Other equity instruments		0
Total equity excluding non-controlling interests		(1,935)
Non-controlling interests		0
Total equity		(1,935)
Total equity and liabilities		£ (5,268)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.